STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued						165,472,241	165,472,241
Preferred Stock, Shares Issued						0	0
Common Stock, Shares Authorized	500,000,000			500,000,000		500,000,000	500,000,000
Preferred Stock, Shares Authorized	50,000,000			50,000,000		50,000,000	50,000,000
Common Stock, Shares, Outstanding	248,830,516			248,830,516		165,472,241	165,472,241
Preferred Stock, Shares Outstanding	0			0		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 2,558,252			$ 2,558,252
Proceeds from Issuance or Sale of Equity	$ 763,304	$ 383,772	$ 145,155	$ 1,292,231